PAUZE FUNDS(TM)

                Pauze U.S. Government Total Return Bond Fund(TM)
              Pauze U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze U.S. Government Short Term Bond Fund(TM)

                                  ANNUAL REPORT

                                 APRIL 30, 2000

This reporting period has experienced another interesting year for the interest sensitive markets. From May 1, 1999 through April 30, 2000, the figures were:

     ===========================================================================
                            3 MO      1YR      2YR      5YR     10YR      30YR
     U.S. Treasury          Bills    Bills    Notes    Notes    Notes     Bonds
     ---------------------------------------------------------------------------
     Total Return*          5.09%    4.58%    2.62%    0.10%   (2.50)%   (1.12)%
     ===========================================================================

     * Source: Salomon Brothers Indexes. Includes capital gain (loss) and paid/accrued interest.

The last fiscal year was one of exceptional volatility in the U.S. Government bond market. The year can be divided into two periods. The first period, from May 1999 through December 1999, saw the market decline in value as interest rates rose. The price of a long term U.S. Government bond declined about 8% during this period as interest rates rose from 5.5% to 6.6%. This was caused by many factors which influenced the market. The fear of higher inflation was the leading cause as investors eyed declining unemployment and a more robust economy. The Federal Reserve Board raised short term rates 75 basis points during the term validating inflation worries. Long term interest rates topped out in January 2000 at 6.75%. All funds were primarily invested in shorter term maturities during this period. The result was that all funds avoided the large decline in value experienced by funds which had invested in bonds of longer term maturities.

The second period of our fiscal year commenced in January 2000. With long term U.S. Government bond rates at 6.75%, fears of inflation abated as benign reports of inflation were released by the Government. Investor confidence in bonds returned and the market rallied with yields falling from 6.75% to 6.2%. The drop in yield caused the price of bonds to regain some of the losses experienced during the first period of the fiscal year. The Federal Reserve continued to raise short term rates during this period resulting in an "inverted yield curve" in which short term rates are higher than long term rates. By April 30, 2000, the rate on Fed Funds stood at 6.5%. After the precipitous decline in bonds during 1999, we remained cautious at the beginning of 2000 remaining invested in shorter term maturities. As a result, all funds tended to underperform their peer groups during this period.

The Federal Reserve is committed to keeping inflation in check. We feel that this policy is and has been good for both the U.S. economy and interest sensitive markets and our Funds are positioned to take advantage of such a policy.

Our commitment to our Shareholders has been and always will be to work diligently to maximize investor returns. We will continue to strive to do so now and in the future.

We thank all of our investors for their confidence in our abilities to manage cash prudently and wisely.

                                        Philip C. Pauze, President

--------------------------------------------------------------------------------
                  PAUZE' U.S. GOVERNMENT TOTAL RETURN BOND FUND

[GRAPHIC OMITTED]

Comparison of the change in value since inception of a $10,000 investment in the Pauze' U.S. Government Total Return Bond Fund - No Load Class, Pauze' U.S. Government Total Return Bond Fund - Class B, Pauze' U.S. Government Total Return Bond Fund - Class C and the Lehman Government Bond Index.

                                                                      4/30/00
                                                                      -------
Pauze' U.S. Government Total Return Bond Fund - No Load Class         $11,862
Pauze' U.S. Government Total Return Bond Fund - Class B                10,898
Pauze' U.S. Government Total Return Bond Fund - Class C                 9,118
Lehman Government Bond Index                                           14,118

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS*

                                              1 Year    5 Year   Since Inception
                                              ------    ------   ---------------
No Load Shares (Inception 1/10/94)            (2.63)%   3.72%         2.74%
Class B Shares (Inception 9/3/96)             (6.72)%    n/a          1.63%
Class C Shares (Inception 5/13/98)            (3.38)%    n/a         (4.58)%
Lehman Government Bond Index                   1.99%    6.82%         5.62%
  (Since 1/10/94)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               PAUZE' U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND

[GRAPHIC OMITTED]

Comparison of the change in value since inception of a $10,000 investment in the Pauze' U.S. Government Intermediate Term Bond Fund - No Load Class, Pauze' U.S. Government Intermediate Term Bond Fund - Class B and the Lehman General U.S. Treasury Intermediate Index.

                                                                      4/30/00
                                                                      -------
Pauze' U.S. Government Intermediate Term Bond Fund - No Load Class    $10,826
Pauze' U.S. Government Intermediate Term Bond Fund - Class B           10,623
Lehman General U.S. Treasury Intermediate Index                        12,365

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS*

                                                  1 Year    Since Inception
                                                  ------    ---------------
No Load Shares (Inception 10/10/96)               (0.77)%         2.26%
Class B Shares (Inception 9/3/96)                 (5.25)%         0.86%
Lehman General U.S. Treasury                       2.23%          5.97%
  Intermediate Index (Since 9/3/96)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   PAUZE' U.S. GOVERNMENT SHORT TERM BOND FUND

[GRAPHIC OMITTED]

Comparison of the change in value since inception of a $10,000 investment in the Pauze' U.S. Government Short Term Bond Fund - No Load Class, Pauze' U.S. Government Short Term Bond Fund - Class B, Pauze' U.S. Government Short Term Bond Fund - Class C and the Lehman 1-3 Year Government Index.

                                                              4/30/00
                                                              -------
Pauze' U.S. Government Short Term Bond Fund - No Load Class   $10,954
Pauze' U.S. Government Short Term Bond Fund - Class B          10,346
Pauze' U.S. Government Short Term Bond Fund - Class C          10,575
Lehman 1-3 Year Government Index                               12,262

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS*

                                                   1 Year    Since Inception
                                                   ------    ---------------
No Load Shares (Inception 9/3/96)                  (0.52)%         2.52%
Class B Shares (Inception 9/3/96)                  (5.01)%         0.11%
Class C Shares (Inception 11/7/96)                 (1.14)%         1.62%
Lehman 1-3 Government Index (Since 9/3/96)          3.58%          5.73%
--------------------------------------------------------------------------------

* The data represented herein represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PAUZE FUNDS
HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities of Pauze U.S. Government Total Return Bond Fund, Pauze U.S. Government Intermediate Term Bond Fund and Pauze U.S. Government Short Term Bond Fund, each a series of shares of Pauze Funds, including the schedules of investments, as of April 30, 2000, and the related statements of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pauze U.S. Government Total Return Bond Fund, Pauze U.S. Government Intermediate Term Bond Fund and Pauze U.S. Government Short Term Bond Fund as of April 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

PHILADELPHIA, PENNSYLVANIA
MAY 25, 2000

PAUZE FUNDS
SCHEDULE OF INVESTMENTS                                                                  APRIL 30, 2000
=======================================================================================================
                                                                            Principal
                                                                            or Shares         Value
                                                                           ------------    ------------
     PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
     --------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 100.21%
     FHLB Discount Note, 5.80%, 05/02/00                                   $ 33,580,000    $ 33,578,647
     FHLM Discount Note, 5.84%, 05/05/00                                        182,000         181,882
     FNMA Discount Note, 5.80%, 05/03/00                                     26,750,000      26,742,612
                                                                                           ------------
          Total U.S. Government Agency Obligations (Cost $60,503,141)                        60,503,141
                                                                                           ------------

               TOTAL INVESTMENTS (COST $60,503,141) - 100.21%                                60,503,141
               Other assets and liabilities, net - (0.21%)                                     (127,142)
                                                                                           ------------
               NET ASSETS - 100.00%                                                        $ 60,375,999
                                                                                           ============

     PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
     -------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.31%
     U.S. Treasury Note, 6.50%, 2/15/10                                    $  3,000,000    $  3,060,469
     FHLB Discount Note, 5.80%, 5/2/00                                        2,920,000       2,919,882
     FHLMC Discount Note, 5.84%, 5/5/00                                         226,000         225,853
                                                                                           ------------
          Total U.S. Government and Agency Obligations (Cost $6,259,845)                      6,206,204
                                                                                           ------------

OTHER INVESTMENTS - 0.30%
     Firstar Treasury Fund (Cost $18,556)                                        18,556          18,556
                                                                                           ------------
               TOTAL INVESTMENTS (COST $6,278,401) - 99.61%                                   6,224,760
               Other assets and liabilities, net - 0.39%                                         24,411
                                                                                           ------------
               NET ASSETS - 100.00%                                                        $  6,249,171
                                                                                           ============

     PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
     ------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 97.51%
     U.S. Treasury Note, 5.50%, 03/31/03 (Cost $2,692,964)                 $  2,750,000    $  2,669,648
                                                                                           ------------

OTHER INVESTMENTS - 2.27%
     Firstar Treasury Fund (Cost $62,090)                                        62,090          62,090
                                                                                           ------------
               TOTAL INVESTMENTS (COST $2,755,054) - 99.78%                                   2,731,738
               Other assets and liabilities, net - .22%                                           5,928
                                                                                           ------------
               NET ASSETS - 100.00%                                                        $  2,737,666
                                                                                           ============

See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF ASSETS AND LIABILITIES                                              APRIL 30, 2000
===============================================================================================
                                                                       U.S.
                                                       U.S.         GOVERNMENT         U.S.
                                                    GOVERNMENT     INTERMEDIATE     GOVERNMENT
                                                   TOTAL RETURN        TERM         SHORT TERM
                                                     BOND FUND       BOND FUND       BOND FUND
                                                   ------------    ------------    ------------
Assets:
   Investments, at value (cost $60,503,141
   $6,278,401 and $2,755,054 respectively)         $ 60,503,141    $  6,224,760    $  2,731,738

Receivables:
   Investment sold                                   33,582,933       2,920,255              --
   Interest                                                 164          40,962          12,985
Organizational costs                                         --           2,001           2,001
                                                   ------------    ------------    ------------
      Total assets                                   94,086,238       9,187,978       2,746,724
                                                   ------------    ------------    ------------
Liabilities:
Investments purchased                                33,574,590       2,919,529              --
Accounts payable and accrued expenses                   105,526          16,600           7,892
Advisory fees payable                                    30,123           2,678           1,166
                                                   ------------    ------------    ------------
      Total liabilities                              33,710,239       2,938,807           9,058
                                                   ------------    ------------    ------------
      NET ASSETS                                   $ 60,375,999    $  6,249,171    $  2,737,666
                                                   ============    ============    ============

Net assets consist of:
   Paid-in-capital                                 $ 70,798,307    $  6,885,153    $  2,801,584
   Undistributed net investment income                       --             834           1,484
   Accumulated net realized loss on investments     (10,422,308)       (583,175)        (42,086)
   Net unrealized depreciation of investments                --         (53,641)        (23,316)
                                                   ------------    ------------    ------------
   Net assets applicable to outstanding
      capital shares                               $ 60,375,999    $  6,249,171    $  2,737,666
                                                   ============    ============    ============
NO LOAD CLASS:
   Net assets                                      $ 58,281,197    $  5,280,728    $  1,915,373
                                                   ============    ============    ============
   Shares outstanding                                 7,216,551         562,891         195,744
                                                   ============    ============    ============
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE                              $       8.08    $       9.38    $       9.79
                                                   ============    ============    ============
CLASS B:
   Net assets                                      $  1,226,097    $    968,443    $    104,263
                                                   ============    ============    ============

   Shares outstanding                                   138,775         102,866          10,855
                                                   ============    ============    ============

   NET ASSET VALUE AND OFFERING PRICE PER SHARE    $       8.84    $       9.41    $       9.61
                                                   ============    ============    ============
   Minimum redemption price per share (Net asset
      value X 96.25%)                              $       8.51    $       9.06    $       9.25
                                                   ============    ============    ============
CLASS C:
   Net assets                                      $    868,705                    $    718,030
                                                   ============                    ============

   Shares outstanding                                   102,857                          73,829
                                                   ============                    ============
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE                              $       8.45                    $       9.73
                                                   ============                    ============

See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF OPERATIONS                                           FOR THE YEAR ENDED APRIL 30, 2000
===================================================================================================
                                                                            U.S.
                                                             U.S.        GOVERNMENT        U.S.
                                                          GOVERNMENT    INTERMEDIATE    GOVERNMENT
                                                         TOTAL RETURN       TERM        SHORT TERM
                                                           BOND FUND      BOND FUND      BOND FUND
                                                          -----------    -----------    -----------
Investment income:
   Interest income                                        $ 3,243,204    $   364,300    $   101,867
                                                          -----------    -----------    -----------
Expenses:
   Investment advisory fees                                   356,940         33,298          9,169
   Distribution fees- No load class                           144,896         14,089          3,854
   Distribution fees- Class B                                  12,712         10,239          1,054
   Distribution fees- Class C                                   2,674             --          1,925
   Administrative fees                                        131,466         17,498          3,728
   Accounting service fees                                    112,371         14,944          3,185
   Transfer agent fees                                         70,079          9,080          2,093
   Distributor fee                                             24,235          3,104            690
   Registration fees                                            9,108          7,468          8,568
   Custodian fees                                              15,336          5,125          4,728
   Professional fees                                           72,456         14,857          6,583
   Trustees' fees and expenses                                 62,598          9,116          1,820
   Amortization of organization expense                            --          1,474          1,474
   Miscellaneous                                               12,811          5,995          4,841
                                                          -----------    -----------    -----------
      Total expenses                                        1,027,682        146,287         53,712
                                                          -----------    -----------    -----------
NET INVESTMENT INCOME                                       2,215,522        218,013         48,155
                                                          -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments:
   Net realized loss on investments                        (4,613,178)      (204,660)       (42,414)
   Net change in unrealized appreciation
      (depreciation) of investments                           609,169        (53,641)       (22,442)
                                                          -----------    -----------    -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS            (4,004,009)      (258,301)       (64,856)
                                                          -----------    -----------    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      ($1,788,487)   ($   40,288)   ($   16,701)
                                                          ===========    ===========    ===========

See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                  U.S. GOVERNMENT               U.S. GOVERNMENT               U.S. GOVERNMENT
                                              TOTAL RETURN BOND FUND      INTERMEDIATE TERM BOND FUND      SHORT TERM BOND FUND
                                            ===========================   ===========================   ===========================
                                                Year Ended April 30,          Year Ended April 30,          Year Ended April 30,
                                            ---------------------------   ---------------------------   ---------------------------
                                                2000           1999           2000           1999           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
   Net investment income                    $  2,215,522   $  2,547,099   $    218,013   $    238,675   $     48,155   $    119,593
   Net realized gain (loss) on investments    (4,613,178)    (4,518,213)      (204,660)      (263,090)       (42,414)        50,479
   Net change in unrealized appreciation
      (depreciation) of investments              609,169       (608,816)       (53,641)        10,037        (22,442)        (6,819)
                                            ------------   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
         from operations                      (1,788,487)    (2,579,930)       (40,288)       (14,378)       (16,701)       163,253
                                            ------------   ------------   ------------   ------------   ------------   ------------

Distributions to shareholders from:
   Net investment income:
      No load class                           (2,208,967)    (2,485,025)      (193,989)      (239,328)       (40,705)      (123,663)
      Class B                                    (32,603)       (30,106)       (24,672)       (22,496)        (1,747)        (1,906)
      Class C                                     (8,517)        (1,391)            --             --         (5,693)        (2,408)

   Net realized gains:
      No load class                                   --     (1,264,342)            --       (102,579)            --        (44,247)
      Class B                                         --        (25,713)            --        (12,846)            --         (1,238)
      Class C                                         --           (862)            --             --             --           (456)
                                            ------------   ------------   ------------   ------------   ------------   ------------
      Total distributions to shareholders     (2,250,087)    (3,807,439)      (218,661)      (377,249)       (48,145)      (173,918)
                                            ------------   ------------   ------------   ------------   ------------   ------------
From net capital share transactions
   - (Note 4)                                  6,938,887    (14,766,212)    (3,115,128)     6,850,578        648,556        138,097
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets          2,900,313    (21,153,581)    (3,374,077)     6,458,951        583,710        127,432
Net assets at beginning of year               57,475,686     78,629,267      9,623,248      3,164,297      2,153,956      2,026,524
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR                   $ 60,375,999   $ 57,475,686   $  6,249,171   $  9,623,248   $  2,737,666   $  2,153,956
                                            ============   ============   ============   ============   ============   ============
Including undistributed net investment
   income of:                                         --   $     30,577   $        834             --   $      1,484             --
                                            ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
===================================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                     U.S. GOVERNMENT TOTAL RETURN BOND FUND
                                              -------------------------------------------------------------------------------------
                                                                     NO LOAD                                     CLASS B
                                              ----------------------------------------------------   ------------------------------
                                                               Year Ended April 30,                        Year Ended April 30,
                                              ----------------------------------------------------   ------------------------------
                                                2000       1999       1998       1997       1996       2000       1999       1998
                                              --------   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.62   $   9.60   $   9.17   $   9.54   $   9.37   $   9.39   $  10.41   $   9.84
                                              --------   --------   --------   --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income                          0.32       0.35       0.43       0.45       0.44       0.27       0.27       0.36
   Net realized and unrealized gain (loss)
      on investments                             (0.54)     (0.79)      1.27      (0.37)      0.31      (0.58)     (0.83)      1.40

Dividends from net investment income             (0.32)     (0.35)     (0.44)     (0.45)     (0.44)     (0.24)     (0.27)     (0.36)

Distributions from capital gains                    --      (0.19)     (0.83)        --      (0.14)        --      (0.19)     (0.83)
                                              --------   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                $   8.08   $   8.62   $   9.60   $   9.17   $   9.54   $   8.84   $   9.39   $  10.41
                                              ========   ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN                                     -2.63%     -4.83%     18.91%      0.80%      8.08%     -3.41%     -5.57%     18.16%

Ratios to Average Net Assets (a)
   Net investment income                          3.74%      3.73%      4.41%      4.75%      4.74%      2.99%      2.98%      3.41%
   Total expenses                                 1.71%      1.68%      1.65%      1.40%      1.23%      2.46%      2.43%      2.66%

Net assets, end of period  (000's)            $ 58,281   $ 56,124   $ 78,350   $ 67,936   $ 71,294   $  1,226   $  1,285   $    280

Turnover Ratio                                    4365%      1226%       252%       202%       228%      4365%      1226%       252%


                                          U.S. GOVERNMENT TOTAL RETURN BOND FUND
                                             ----------------------------------
                                               CLASS B           CLASS C
                                             ----------  ----------------------
                                             9/3/96* to  5/1/99 to  5/13/98* to

                                               4/30/97    04/30/00     4/30/99
                                              --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.00    $   8.99    $  10.00
                                              --------    --------    --------
Income from investment operations:
   Net investment income                          0.27        0.23        0.28
   Net realized and unrealized gain (loss)
      on investments                             (0.16)      (0.53)      (0.82)

Dividends from net investment income             (0.27)      (0.24)      (0.28)

Distributions from capital gains                    --          --       (0.19)
                                              --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $   9.84    $   8.45    $   8.99
                                              ========    ========    ========
TOTAL RETURN                                      1.09%      -3.38%      -5.63%

Ratios to Average Net Assets (a)
   Net investment income                          3.82%       2.99%       2.98%
   Total expenses                                 2.33%       2.46%       2.43%

Net assets, end of period  (000's)            $    387    $    869    $     67

Turnover Ratio                                      76%       4365%       1226%

----------------------------
*    Commencement of operations.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
===================================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                       U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                               ------------------------------------------------------------------------------------
                                                               NO LOAD                                     CLASS B
                                               ----------------------------------------    ----------------------------------------

                                                    Year Ended April 30,       10/10/96*        Year Ended April 30,       09/03/96*
                                               -----------------------------      to       -----------------------------       to
                                                 2000       1999       1998     4/30/97      2000       1999       1998     4/30/97
                                               -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, beginning of period           $  9.77    $ 10.10    $  9.72    $ 10.00    $  9.81    $ 10.12    $  9.74    $ 10.00
                                               -------    -------    -------    -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income                          0.32       0.33       0.34       0.18       0.23       0.25       0.26       0.18
   Net realized and unrealized gain (loss)
      on investments                             (0.39)     (0.21)      0.43      (0.19)     (0.40)     (0.19)      0.43      (0.15)

Dividends from net investment income             (0.32)     (0.33)     (0.34)     (0.18)     (0.23)     (0.25)     (0.26)     (0.17)

Distributions from capital gains                    --      (0.12)     (0.05)     (0.09)       --       (0.12)     (0.05)     (0.12)
                                               -------    -------    -------    -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                 $  9.38    $  9.77    $ 10.10    $  9.72    $  9.41    $  9.81    $ 10.12    $  9.74
                                               =======    =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN                                     -0.77%      1.13%      8.01%     -0.12%     -1.72%      0.58%      7.13%      0.32%

Ratios of Average Net Assets (a)

   Net investment income                          3.39%      3.15%      3.51%      3.23%      2.64%      2.40%      2.55%      2.64%

   Total expenses (before waivers)                2.08%      1.66%      2.17%      2.48%      2.83%      2.41%      2.96%      3.20%

   Waivers (b)                                    0.00%      0.00%      0.00%     -0.01%      0.00%      0.00%      0.00%     -0.02%

   Net expenses                                   2.08%      1.66%      2.17%      2.47%      2.83%      2.41%      2.96%      3.18%

Net assets, end of period  (000's)             $ 5,281    $ 8,564    $ 2,722    $ 1,247    $   968    $ 1,060    $   442    $ 1,418

Turnover Ratio                                    2255%       711%       260%       299%      2255%       711%       260%       447%

---------------------------
*    Commencement of operations.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
====================================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                         U.S. GOVERNMENT SHORT TERM BOND FUND

                                                                NO LOAD                                    CLASS B
                                               -----------------------------------------   ----------------------------------------
                                                      Year Ended 4/30           9/3/96 *           Year Ended 4/30          9/3/96*
                                               -----------------------------      to       -----------------------------       to
                                                 2000       1999       1998     04/30/97     2000      1999 #     1998 #    04/30/97
                                               -------    -------    -------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.09    $ 10.06    $  9.98    $ 10.00    $  9.91    $ 10.00    $  9.96    $ 10.00
                                               -------    -------    -------    -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income                          0.25       0.29       0.29       0.14       0.16       0.14       0.13       0.13
   Net realized and unrealized gain (loss)
      on investments                             (0.30)      0.19       0.08      (0.01)     (0.30)      0.07       0.07      (0.03)

Dividends from net investment income             (0.25)     (0.33)     (0.29)     (0.14)     (0.16)     (0.18)     (0.13)     (0.13)

Distributions from capital gains                    --      (0.12)        --      (0.01)        --      (0.12)        --      (0.01)

Liquidations from Capital                           --         --         --         --         --         --     (10.03)        --
                                               -------    -------    -------    -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                 $  9.79    $ 10.09    $ 10.06    $  9.98    $  9.61    $  9.91    $  0.00    $  9.96
                                               =======    =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN                                     -0.52%      4.79%      3.76%      1.25%     -1.40%      2.11%      1.99%      1.05%

Ratios to Average Net Assets (a)
   Net investment income                          2.75%      3.15%      3.18%      2.58%      2.00%      2.40%      2.01%      1.96%
   Total expenses (before waivers)                2.80%      1.73%      2.60%      5.18%      3.55%      2.48%      3.56%      6.01%
   Waivers (b)                                    0.00%      0.00%     -0.18%     -2.15%      0.00%      0.00%      0.00%     -2.16%
   Net expenses                                   2.80%      1.73%      2.42%      3.03%      3.55%      2.48%      3.56%      3.85%

Net assets, end of period  (000's)             $ 1,915    $ 2,008    $ 1,868    $   236    $   104    $   106         --    $   177

Turnover Ratio                                    1265%       258%        47%       352%      1265%       258%        47%       396%


                                                 U.S. GOVERNMENT SHORT TERM BOND FUND

                                                                CLASS C
                                               -----------------------------------------
                                                      Year Ended 4/30          11/7/96 *
                                               -----------------------------       to
                                                 2000       1999       1998     04/30/97
                                               -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.00    $  9.98    $  9.91    $ 10.00
                                               -------    -------    -------    -------
Income from investment operations:
   Net investment income                          0.16       0.22       0.22       0.09
   Net realized and unrealized gain (loss)
      on investments                             (0.27)      0.18       0.07      (0.10)

Dividends from net investment income             (0.16)     (0.26)     (0.22)     (0.08)

Distributions from capital gains                    --      (0.12)        --         --

Liquidations from Capital                           --         --         --         --
                                               -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                 $  9.73    $ 10.00    $  9.98    $  9.91
                                               =======    =======    =======    =======
TOTAL RETURN                                     -1.14%      4.01%      2.93%     -0.07%

Ratios to Average Net Assets (a)
   Net investment income                          2.00%      2.40%      2.22%      1.74%
   Total expenses (before waivers)                3.55%      2.48%      3.49%      5.55%
   Waivers (b)                                    0.00%      0.00%     -0.23%     -2.02%
   Net expenses                                   3.55%      2.48%      3.26%      3.53%

Net assets, end of period  (000's)             $   718    $    39    $   158    $   302

Turnover Ratio                                    1265%       258%        47%       256%

-------------------------------
*    Commencement of operations.
# Class B discontinued operations from December 20, 1997 through September 16, 1998.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2000
--------------------------------------------------------------------------------

1.   ORGANIZATION

Pauze Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently three series within the Trust: the Pauze U.S. Government Total Return Bond Fund (the "Total Return Fund"), which commenced operations on January 10, 1994; the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; and the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996. The three series included in these financial statements are collectively referred to herein as the "Funds" and individually as a "Fund".

Each Fund seeks to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Shares of each Fund are issued in classes. No load shares and Class C shares are sold and redeemed at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a maximum 3.75% contingent deferred sales charge on redemptions made within seven years of purchase.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION. Fund securities (except securities with less than 60 days to maturity and repurchase agreements) are valued at market prices based on an independent pricing service, or, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase are valued on the amortized cost basis. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Interest income is recorded on the basis of coupon interest accrued daily adjusted for amortization of premiums and accretion of discount.

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to hold, as collateral for the repurchase agreement, underlying securities with a value of at least 102% of the repurchase price. In the event of default or bankruptcy by the other party a Fund has a right to the collateral, which may be subject to legal proceedings, for satisfaction of the obligation.

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2000
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ORGANIZATIONAL COSTS. Organizational costs incurred by the Trust were capitalized and are being amortized ratably over a five-year period from commencement of operations of the Fund. If the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses.

INCOME AND EXPENSES. Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Trust expenses are allocated based on the relative net assets of each Fund or on another reasonable basis. Class specific expenses are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated to each class of shares based on the relative net assets of each class.

FEDERAL INCOME TAXES. Each Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds generally pay dividends monthly and capital gain distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Capital loss carryforwards may be utilized to offset future capital gains, if any.

3.   INVESTMENT TRANSACTIONS

TOTAL RETURN FUND

For the year ended April 30,  2000,  the cost of  purchases  and  proceeds  from sales/maturities of investments, excluding short-term investments, were $1,062,704,710 and $1,061,370,488, respectively. All purchases and sales were U.S. Government and Agency Obligations. At April 30, 2000, there was no unrealized appreciation (depreciation) of investments and the cost of investments for federal income tax purposes was $60,503,141.

At April 30, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $6,640,535, which expire through the year 2008. Tax rules require that losses of $3,781,773 realized after October 31, 1999 are deemed to have occurred on May 1, 2000.

INTERMEDIATE TERM FUND

For the year ended April 30,  2000,  the cost of  purchases  and  proceeds  from sales/maturities of investments, excluding short-term investments, were $129,392,854 and $126,083,607, respectively. All purchases and sales were U.S. Government and Agency Obligations. At April 30, 2000, the gross and net unrealized depreciation of investments for tax purposes was $87,091, and the cost of investments for Federal income tax purposes was $6,311,851.

At April 30, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $466,186, which expire through the year 2008. Tax rules require that losses of $84,581 realized after October 31, 1999 are deemed to have occurred on May 1, 2000.

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2000
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS (CONTINUED)

SHORT TERM FUND

For the year ended April 30,  2000,  the cost of  purchases  and  proceeds  from sales/maturities of investments, excluding short-term investments, were $21,656,232 and $20,327,180, respectively. All purchases and sales were U.S. Government and Agency Obligations. At April 30, 2000, the gross and net unrealized depreciation of investments for tax purposes was $25,322 and the cost of investments for Federal income tax purposes was $2,757,060.

At April 30, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $12,010, which expire through the year 2008. Tax rules require that losses of $28,399 realized after October 31, 1999 are deemed to have occurred on May 1, 2000.

4.   CAPITAL SHARE TRANSACTIONS

Each class of shares in each Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity for the period indicated:

                                   YEAR ENDED                      YEAR ENDED
                                 APRIL 30, 2000                  APRIL 30, 1999
                          ----------------------------    ----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          ------------    ------------    ------------    ------------
TOTAL RETURN FUND
-----------------
NO LOAD CLASS
Shares sold                    979,738    $  8,403,649         811,609    $  7,643,904
Shares reinvested              173,062       1,455,327         154,843       1,414,273
Shares redeemed               (444,034)     (3,775,616)     (2,617,422)    (25,041,204)
                          ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)        708,766    $  6,083,360      (1,650,970)   $(15,983,027)
                          ============    ============    ============    ============

CLASS B
Shares sold                        396    $      3,711         193,172    $  2,032,042
Shares reinvested                3,535          32,603           5,584          56,373
Shares redeemed                 (2,017)        (18,650)        (88,776)       (944,612)
                          ------------    ------------    ------------    ------------
NET INCREASE                     1,914    $     17,664         109,980    $  1,143,803
                          ============    ============    ============    ============

CLASS C
Shares sold                     96,708    $    849,376           7,215    $     70,761
Shares reinvested                  979           8,517             236           2,251
Shares redeemed                 (2,281)        (20,030)             --              --
                          ------------    ------------    ------------    ------------
NET INCREASE                    95,406    $    837,863           7,451    $     73,012
                          ============    ============    ============    ============

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2000
--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                  YEAR ENDED                     YEAR ENDED
                                APRIL 30, 2000                 APRIL 30, 1999
                          --------------------------    --------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------    -----------    -----------    -----------
INTERMEDIATE TERM FUND
----------------------
NO LOAD CLASS
Shares sold                   175,896    $ 1,676,523        642,136    $ 6,543,518
Shares reinvested              13,572        129,712         18,500        185,839
Shares redeemed              (502,888)    (4,871,802)       (53,913)      (543,229)
                          -----------    -----------    -----------    -----------
NET INCREASE (DECREASE)      (313,420)   $(3,065,567)       606,723    $ 6,186,128
                          ===========    ===========    ===========    ===========

CLASS B
Shares sold                       831    $     7,962         67,215    $   693,855
Shares reinvested               2,333         22,433          3,505         35,341
Shares redeemed                (8,335)       (79,956)        (6,342)       (64,746)
                          -----------    -----------    -----------    -----------
NET INCREASE (DECREASE)        (5,171)   $   (49,561)        64,378    $   664,450
                          ===========    ===========    ===========    ===========

SHORT TERM
----------
NO LOAD CLASS
Shares sold                    64,974    $   646,269        697,901    $ 7,114,217
Shares reinvested               3,790         37,602          7,493         75,779
Shares redeemed               (72,059)      (725,133)      (692,061)    (7,038,390)
                          -----------    -----------    -----------    -----------
NET INCREASE (DECREASE)        (3,295)   $   (41,262)        13,333    $   151,606
                          ===========    ===========    ===========    ===========

CLASS B
Shares sold                        64    $       658         10,390    $   103,896
Shares reinvested                 149          1,456            316          3,144
Shares redeemed                   (64)          (623)            --             --
                          -----------    -----------    -----------    -----------
NET INCREASE                      149    $     1,491         10,706    $   107,040
                          ===========    ===========    ===========    ===========

CLASS C
Shares sold                    71,216    $   701,650             --    $        --
Shares reinvested                 580          5,692            286          2,863
Shares redeemed                (1,910)       (19,015)       (12,223)      (123,412)
                          -----------    -----------    -----------    -----------
NET INCREASE (DECREASE)        69,886    $   688,327        (11,937)   $  (120,549)
                          ===========    ===========    ===========    ===========

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), under an Advisory Agreement with the Trust in effect through October 31, 2000, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2000
--------------------------------------------------------------------------------

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES (CONTINUED)

Total Return Fund pays a monthly management fee at the annual rate of 0.60% of the average daily net assets on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million. Intermediate Term Fund and Short Term Fund each pay a monthly management fee at the annual rate of 0.50% of the average daily net assets.

Effective July 1, 1999, Champion Fund Services ("Champion"), an affiliate of the Advisor, became the Administrator, Fund Accounting Agent and Transfer Agent for the Trust under two year contracts. The annual fees for the contracts of $145,000, $125,000 and $90,000 (plus a maximum of $21 per shareholder account), respectively, and standard out-of-pocket expenses, are paid monthly and allocated to the Funds in the Trust based on each Fund's relative net assets. The Administrator is responsible for financial reporting, compliance monitoring and corporate management. The Fund Accounting Agent determines the net asset value per share of each Fund and provides accounting services to the Trust. The Transfer Agent provides shareholder services and is the dividend paying agent of the Trust. The fees to Champion for the year ended April 30, 2000 were:

                                 Total Return   Intermediate Term   Short Term
                                 ------------   -----------------   ----------
     Administrative fees         $    103,984     $     12,871     $      2,785
     Accounting service fees           89,513           11,096            2,401
     Transfer agency fees              64,920            8,272            1,932

Such services were provided by another service company in May and June and the Funds' combined fees for that period were $64,468.

B. C. Ziegler and Company ("Distributor"), a broker-dealer for which trustees and officers of the Trust act as registered representatives, became the Trust agent in connection with the distribution of Fund shares effective July 1, 1999. For the services provided, the Distributor receives an annual fee of $30,000 from the Trust. The Funds' share of this expense for the year ended April 30, 2000 was $24,756. Such services were provided by another Distributor in May and June for fees of $3,273.

Independent trustees each receive an annual fee of $11,000 from the Trust plus $500 per meeting and out-of-pocket expenses. Certain employees of the Advisor and Champion are trustees and officers of the Trust but receive no compensation from the Trust.

The Trust has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. The Advisor, for its distribution related services and expenses, receives a 12b-1 fee at an annual rate of 0.25% of each Fund's average net assets. Additionally, the Advisor receives a 12b-1 annual fee of 0.75% of the average net assets of Class B shares as compensation for fees the Advisor paid to broker-dealers. Class C shares pay an annual 12b-1 fee of 0.75% of their average net assets directly to broker-dealers. All fees are paid monthly. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees, however, the fees received by the Advisor for any class of shares during any year may be more or less than its distribution related costs.